Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment, net
13.
Property, plant and equipment, net

	2020
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)
	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
January 1	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
Additions	—	132,572	592,565	409,832	142,776	2,855,870	4,133,615
Disposals	—	—	(8,940)	(3,121)	(7,297)	—	(19,358)
Reclassifications	—	258,421	2,336,238	398,798	159,195	(3,152,652)	—
Depreciation expenses	—	(394,636)	(2,734,667)	(749,624)	(220,066)	—	(4,098,993)
Exchange adjustment	—	—	(20)	—	(2)	—	(22)
December 31	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
December 31
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)
	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

	2021
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)
	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
January 1	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
Additions	—	1,345	11,829	407	189	6,538,932	6,552,702
Disposals	—	—	(66,873)	(9,502)	—	—	(76,375)
Reclassifications	—	673,208	4,890,400	690,346	241,656	(6,495,610)	—
Depreciation expenses	—	(423,283)	(2,896,612)	(795,622)	(239,515)	—	(4,355,032)
Impairment losses	—	—	(4,843)	—	—	—	(4,843)
Exchange adjustment	—	—	(13)	—	(4)	—	(17)
December 31	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
December 31
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

	2022
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
January 1	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
Additions	—	3,780	6,748	636	—	4,907,318	4,918,482
Disposals	—	—	(46,084)	(2,597)	—	—	(48,681)
Reclassifications	—	1,503,432	2,603,381	685,481	294,765	(5,086,047)	1,012
Depreciation expenses	—	(465,260)	(3,075,191)	(724,813)	(257,817)	—	(4,523,081)
Impairment losses	—	—	(12,721)	—	—	—	(12,721)
Exchange adjustment	—	—	50	—	23	—	73
December 31	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
December 31
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205

a)
Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Amount of interest capitalized	9,762	11,193	10,856
Range of the interest rates for capitalization	1.4909%	1.1358%	1.0094%

b)
Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 36.